Note 10: Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Notes
Note 10: Commitments and Contingencies

NOTE 10:  Commitments AND CONTINGENCIES

On July 29, 2010, the Company entered into a memorandum of understanding to acquire the exclusive rights to utilize a proprietary coating technology in atmospheric water generation applications.  Subsequently, the July 29, 2010 memorandum of understanding was replaced on June 17, 2011.  Under the terms of the agreement, the Company secured the exclusive rights to the coating technology for atmospheric water generation applications.  The term of the agreement is three years and, unless terminated, shall automatically renew for an additional three years on each three year anniversary.  The agreement called for the payment of a license and exclusivity fee of $10,000 in two payments of $5,000 each.  The first payment has been paid.  Effective September 30, 2012, the parties entered into an amendment to the original agreement in which both parties acknowledged there had been no breaches of the original agreement, the remaining $5,000 payment was due on or before June 1, 2013, and all previous and/or future minimum purchase requirements were waived.  The Company has accrued the $5,000 in Accrued Liabilities for this obligation.  See discussion Note 8 – Accrued Liabilities.

In August 2012, information came to the Company’s attention which raised questions about the enforceability, validity and scope of protection relating to the Everest Water patents, the Everest Water/CanAmera Management License Agreement and subsequent patent assignments ("G2 Asset") which were associated with the License Agreement. For further discussion, see Note 2 Section D on Technology Acquisition.

On September 18, 2015, Ambient Water Corporation (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with accredited investor, River North Equity, LLC (“River North”). Under the Purchase Agreement, the River North has agreed to purchase from the Company up to an aggregate of $5 million worth of shares of common stock, par value $0.001 per share (“Common Stock”), of the Company, from time to time, subject to limitations.

In accordance with the Registration Rights Agreement, the Company has agreed to file with the Securities and Exchange Commission (the “SEC”) a registration statement (the “Registration Statement”) to register for resale under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock that may be issued to River North under the Purchase Agreement.  We will not be registering 100% of the registerable securities under the Purchase Agreement.  We will be subject to a registration cap which will not exceed 30% of our issued and outstanding common shares, less any shares held by Affiliates of the Company, under Registration Rights Agreement.  Therefore, the Company has elected to register 20,000,000 common shares which will represent approximately $600,000 Dollars of the $5 Million Dollars under the Purchase Agreement.

Convertible notes E and F see Note 9: Convertible Notes Payable and Derivative Liabilities have back end notes available to the Company.  The Company does not intend to exercise these notes payable.

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